SCHEDULE OF CLASS A ORDINARY SHARES (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Class A ordinary shares subject to possible redemption	$ 177,124,457
Class A Ordinary Shares [Member]
Gross proceeds	172,500,000
Proceeds allocated to DAAQ Public Warrants	(500,250)
Issuance costs allocated to Class A ordinary shares	(10,881,785)
Accretion of carrying value to redemption value	16,006,492
Class A ordinary shares subject to possible redemption	$ 177,124,457